Employee Information - Summary of Average Number of Employees (Detail) - Employees	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Information About Employees [line items]
Average number of employees	97,843	107,369
Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	23,148	25,793
Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	74,695	81,576
South East Asia, Oceania and India [member]
Disclosure of Information About Employees [line items]
Average number of employees	23,697	24,985
South East Asia, Oceania and India [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	4,740	5,212
South East Asia, Oceania and India [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	18,957	19,773
North East Asia [member]
Disclosure of Information About Employees [line items]
Average number of employees	12,399	12,846
North East Asia [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	4,024	4,189
North East Asia [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	8,375	8,657
North America [member]
Disclosure of Information About Employees [line items]
Average number of employees	9,577	10,932
North America [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	2,057	2,337
North America [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	7,520	8,595
Europe and Latin America [member]
Disclosure of Information About Employees [line items]
Average number of employees	47,917	53,782
Europe and Latin America [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	11,627	13,135
Europe and Latin America [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	36,290	40,647
Middle East and Africa [member]
Disclosure of Information About Employees [line items]
Average number of employees	4,253	4,824
Middle East and Africa [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	700	920
Middle East and Africa [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	3,553	3,904
Sweden [member]
Disclosure of Information About Employees [line items]
Average number of employees	13,035	14,312
Sweden [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	3,059	3,299
Sweden [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	9,976	11,013
Of which in EU [member]
Disclosure of Information About Employees [line items]
Average number of employees	36,508	41,664
Of which in EU [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	8,918	10,534
Of which in EU [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	27,590	31,130